UBS RMA New York Municipal Money Fund (Prospectus Summary) | UBS RMA New York Municipal Money Fund
New York Municipal Money Fund
Investment objective
Maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA New York Municipal Money Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	UBS RMA New York Municipal Money Fund
Management fees	0.43%
Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual fund operating expenses	0.65%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
UBS RMA New York Municipal Money Fund	66	208	362	810

This example does not reflect RMA/Business Services Account BSA program fees.
Principal strategies
Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in New York municipal securities. "New York municipal securities" are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and
New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process
UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund's ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Single state concentration risk: Because the fund invests substantially all of its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New
York than a more geographically diverse fund. New York continues to experience financial difficulties due to the current economic environment. The further deterioration of New York's fiscal situation and the economic situation of its municipalities could cause greater volatility in the prices of New York municipal money market instruments and increase the risk of investing in the fund.

Related securities concentration risk: Because the fund may invest more than 25%
of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.
Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.
UBS RMA New York Municipal Money Fund Annual Total Returns

Total return January 1 to June 30, 2012: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown-3Q 2007: 0.77%
Worst quarters during years shown-3Q & 4Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011:
0.00%
(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).
Average annual total returns (for the periods ended December 31, 2011)
Average Annual Total Returns	UBS RMA New York Municipal Money Fund
1 Year	0.01%
5 Years	0.87%
10 Years	1.06%